Performance Management	Mar. 31, 2025
Macquarie Asset Strategy Fund
Bar Chart and Performance Table	How has Macquarie Asset Strategy Fund performed?
Performance Narrative

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Performance Information Illustrates Variability of Returns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.
Performance Past Does Not Indicate Future	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Phone	800 523-1918
Performance Availability Website Address	macquarie.com/mam/performance
Performance Table One Class of after Tax Shown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Macquarie Balanced Fund
Bar Chart and Performance Table	How has Macquarie Balanced Fund performed?
Performance Information Illustrates Variability of Returns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of broad measures of market performance. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.
Performance Past Does Not Indicate Future	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Performance Availability Phone	800 523-1918
Performance Availability Website Address	macquarie.com/mam/performance
Performance Table One Class of after Tax Shown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Macquarie Core Equity Fund
Bar Chart and Performance Table	How has Macquarie Core Equity Fund performed?
Performance Narrative

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Performance Information Illustrates Variability of Returns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager.
Performance Past Does Not Indicate Future	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Phone	800 523-1918
Performance Availability Website Address	macquarie.com/mam/performance.
Performance Table One Class of after Tax Shown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Macquarie Global Growth Fund
Bar Chart and Performance Table	How has Macquarie Global Growth Fund performed?
Performance Narrative

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Performance Information Illustrates Variability of Returns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.
Performance Past Does Not Indicate Future	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Phone	800 523-1918
Performance Availability Website Address	macquarie.com/mam/performance
Performance Table One Class of after Tax Shown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Macquarie International Core Equity Fund
Bar Chart and Performance Table	How has Macquarie International Core Equity Fund performed?
Performance Information Illustrates Variability of Returns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.
Performance Past Does Not Indicate Future	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Phone	800 523-1918
Performance Availability Website Address	macquarie.com/mam/performance
Performance Table One Class of after Tax Shown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Macquarie Large Cap Growth Fund
Bar Chart and Performance Table	How has Macquarie Large Cap Growth Fund performed?
Performance Narrative

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Performance Information Illustrates Variability of Returns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager.
Performance Past Does Not Indicate Future	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Phone	800 523-1918
Performance Availability Website Address	macquarie.com/mam/performance
Performance Table One Class of after Tax Shown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Macquarie Mid Cap Growth Fund
Bar Chart and Performance Table	How has Macquarie Mid Cap Growth Fund performed?
Performance Narrative

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Performance Information Illustrates Variability of Returns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager.
Performance Past Does Not Indicate Future	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Phone	800 523-1918
Performance Availability Website Address	macquarie.com/mam/performance
Performance Table One Class of after Tax Shown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Macquarie Mid Cap Income Opportunities Fund
Bar Chart and Performance Table	How has Macquarie Mid Cap Income Opportunities Fund performed?
Performance Narrative

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Performance Information Illustrates Variability of Returns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager.
Performance Past Does Not Indicate Future	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Phone	800 523-1918
Performance Availability Website Address	macquarie.com/mam/performance
Performance Table One Class of after Tax Shown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Macquarie Smid Cap Core Fund
Bar Chart and Performance Table	How has Macquarie Smid Cap Core Fund performed?
Performance Narrative

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Performance Information Illustrates Variability of Returns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.
Performance Past Does Not Indicate Future	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Phone	800 523-1918
Performance Availability Website Address	macquarie.com/mam/performance
Performance Table One Class of after Tax Shown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Macquarie Small Cap Growth Fund
Bar Chart and Performance Table	How has Macquarie Small Cap Growth Fund performed?
Performance Narrative

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Performance Information Illustrates Variability of Returns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager.
Performance Past Does Not Indicate Future	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Phone	800 523-1918
Performance Availability Website Address	macquarie.com/mam/performance
Performance Table One Class of after Tax Shown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Macquarie Systematic Emerging Markets Equity Fund
Bar Chart and Performance Table	How has Macquarie Systematic Emerging Markets Equity Fund performed?
Performance Narrative

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Performance Information Illustrates Variability of Returns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.
Performance Past Does Not Indicate Future	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Phone	800 523-1918
Performance Availability Website Address	macquarie.com/mam/performance
Performance Table One Class of after Tax Shown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Macquarie Climate Solutions Fund
Bar Chart and Performance Table	How has Macquarie Climate Solutions Fund performed?
Performance Narrative

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund changed its investment strategy; subsequently, effective July 29, 2022, the Fund repositioned into a climate solutions fund. Performance prior to the Fund's repositioning on July 29, 2022 reflects the Fund’s former strategies; its performance may have differed if the Fund’s current strategy had been in place. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Performance Information Illustrates Variability of Returns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund changed its investment strategy; subsequently, effective July 29, 2022, the Fund repositioned into a climate solutions fund. Performance prior to the Fund's repositioning on July 29, 2022 reflects the Fund’s former strategies; its performance may have differed if the Fund’s current strategy had been in place.
Performance Past Does Not Indicate Future	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Phone	800 523-1918
Performance Availability Website Address	macquarie.com/mam/performance
Performance Table One Class of after Tax Shown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Macquarie Natural Resources Fund
Bar Chart and Performance Table	How has Macquarie Natural Resources Fund performed?
Performance Narrative

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Performance Information Illustrates Variability of Returns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.
Performance Past Does Not Indicate Future	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Phone	800 523-1918
Performance Availability Website Address	macquarie.com/mam/performance
Performance Table One Class of after Tax Shown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Macquarie Real Estate Securities Fund
Bar Chart and Performance Table	How has Macquarie Real Estate Securities Fund performed?
Performance Narrative

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective July 29, 2022, the Fund changed its investment strategy. Performance prior to the Fund's change of investment strategy on July 29, 2022 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Performance Information Illustrates Variability of Returns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective July 29, 2022, the Fund changed its investment strategy. Performance prior to the Fund's change of investment strategy on July 29, 2022 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.
Performance Past Does Not Indicate Future	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Phone	800 523-1918
Performance Availability Website Address	macquarie.com/mam/performance
Performance Table One Class of after Tax Shown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Macquarie Science and Technology Fund
Bar Chart and Performance Table	How has Macquarie Science and Technology Fund performed?
Performance Narrative

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Performance Information Illustrates Variability of Returns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager.
Performance Past Does Not Indicate Future	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Phone	800 523-1918
Performance Availability Website Address	macquarie.com/mam/performance
Performance Table One Class of after Tax Shown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Macquarie Global Bond Fund
Bar Chart and Performance Table	How has Macquarie Global Bond Fund performed?
Performance Narrative

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund’s subadvisers changed to the Affiliated Sub-Advisors and the Fund changed its investment strategy. The Fund’s performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Performance Information Illustrates Variability of Returns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund’s subadvisers changed to the Affiliated Sub-Advisors and the Fund changed its investment strategy. The Fund’s performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.
Performance Past Does Not Indicate Future	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Phone	800 523-1918
Performance Availability Website Address	macquarie.com/mam/performance
Performance Table One Class of after Tax Shown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Macquarie High Income Fund
Bar Chart and Performance Table	How has Macquarie High Income Fund performed?
Performance Narrative

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Performance Information Illustrates Variability of Returns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager.
Performance Past Does Not Indicate Future	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Phone	800 523-1918
Performance Availability Website Address	macquarie.com/mam/performance
Performance Table One Class of after Tax Shown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.